Bank Indebtedness (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Bank Indebtedness

The following bank indebtedness was acquired as a result of the acquisitions of IRD, iCOMS and VIZIYA, see Note 3 for details:

	December 31,	December 31,
As at	2017	2016
Revolving credit facility of $7.0 million authorized and secured by a general security agreement:
HSBC Bank Canada - Borrowing in Canadian dollars with interest at bank prime plus 1.5% (effective rate at December 31, 2017 of 4.7% (2016 - nil%))	$1,723	$-
HSBC Bank Canada demand term loan in Canadian dollars, repayable in quarterly installments of CDN$32 with interest at bank prime plus 0.5%. Due September 30, 2021	410	-
HSBC Bank Canada demand term loan in Canadian dollars, repayable in quarterly installments of CDN$75 with interest at bank prime plus 0.5%. Due May 31, 2022	1,076	-
TD Canada Trust - Borrowing in Canadian dollars with interest at bank prime plus 2.0%	329	-
ING Bank, Euro revolving credit facility, interest at 3 month Euribor rate plus 2.65% (effective rate at December 31, 2017 of 2.32% (2016 - nil%))	30	-
	$3,568	$-